Filed pursuant to Rule 497
Registration No. 333-197447

Supplement No. 10 dated June 7, 2015
to
Prospectus dated September 8, 2014

This Supplement No. 10 dated July 7, 2015 contains information which amends, supplements or modifies certain information contained in the Prospectus of Business Development Corporation of America II, which we refer to as the Company, our, us or we, dated September 8, 2014, or the Prospectus, as supplemented by Supplement No. 9 dated June 3, 2015, Supplement No. 8 dated April 5, 2015, Supplement No. 7 dated February 3, 2015, Supplement No. 6 dated January 29, 2015, Supplement No. 5 dated January 5, 2015, Supplement No. 4 dated December 19, 2014, Supplement No. 3 dated December 18, 2014, Supplement No. 2 dated November 21, 2014 and Supplement No. 1 dated November 6, 2014. Terms not defined herein shall have the meanings ascribed to them in the Prospectus.

You should carefully consider the “Risk Factors” beginning on page 24 of the Prospectus before you decide to invest.

PROSPECTUS UPDATES

On July 2, 2015, the Company entered into an amendment, or the Advisory Agreement Amendment, to its Investment Advisory and Management Services Agreement dated as of August 21, 2014, or the Advisory Agreement, with BDCA Adviser II, LLC, the Company’s investment adviser, or the Adviser. The Advisory Agreement Amendment revises the amounts for the Preferred Return (as defined in the Advisory Agreement) and “catch up” percentage (as used in the Advisory Agreement) from 1.6875% quarterly (6.75% annualized) to 1.75% quarterly (7.0% annualized), and from 1.9853% quarterly (7.94% annualized) to 2.0588% quarterly (8.24% annualized), respectively. Accordingly, the Prospectus is hereby amended as noted below.

Prospectus Summary

•	Under the sub-heading “Investment Advisory Fees” on page 10 of the Prospectus, the second paragraph is hereby deleted and replaced with the following:

The incentive fee consists of two parts. The first part, which we refer to as the subordinated incentive fee on income, is calculated and payable quarterly in arrears based on 15% of our pre-incentive fee net investment income for the immediately preceding quarter. The payment of the subordinated incentive fee on income is subject to payment of a preferred return to investors each quarter, expressed as a quarterly rate of return on adjusted capital at the beginning of the most recently completed calendar quarter, of 1.75% (7.00% annualized), subject to a “catch up” feature.

Fees and Expenses

•	The second paragraph of footnote (6) is hereby deleted and replaced with the following:

The incentive fee will consist of two parts. The first part, which we refer to as the subordinated incentive fee on income, will be calculated and payable quarterly in arrears based on our pre-incentive fee net investment income for the immediately preceding quarter. The payment of the subordinated incentive fee on income will be subject to payment of a preferred return to investors each quarter, expressed as a quarterly rate of return on adjusted capital at the beginning of the most recently completed calendar quarter, of 1.75% (7.00% annualized), subject to a “catch up” feature. See “Investment Advisory and Management Services Agreement — Advisory Fees.”

Compensation of the Dealer Manager and Investment Adviser

•	The “Subordinated Incentive Fee on Income” row of the table beginning on page 16 of the Prospectus in this section and accompanying text is hereby deleted in its entirety and replaced with the following:

Type of Compensation	Determination of Amount	Estimated Amount for Maximum Offering (300,000,000 Shares)(1)
Subordinated Incentive Fee on Income(4)	We pay our Adviser a subordinated incentive fee on income, which is calculated and payable quarterly in arrears based on our pre-incentive fee net investment income for the immediately preceding quarter. The payment of the subordinated incentive fee on income is subject to payment of a preferred return to investors each quarter, expressed as a quarterly rate of return on adjusted capital at the beginning of the most recently completed calendar quarter, of 1. 75% (7.00% annualized), subject to a “catch up” feature (as described below). For this purpose, pre-incentive fee net investment income means interest income, dividend income and any other income (including any other fees, other than fees for providing managerial assistance, such as commitment, origination, structuring, diligence and consulting fees or other fees that we receive from portfolio companies) accrued during the calendar quarter, minus our operating expenses for the quarter (including the base management fee, expenses payable under the administration agreement and any interest expense and dividends paid on any issued and outstanding preferred stock, but excluding the incentive fee). Pre-incentive fee net investment income includes, in the case of investments with a deferred interest feature (such as original issue discount debt instruments with payment-in-kind, or PIK, interest and zero coupon securities), accrued income that we have not yet received in cash.	These amounts cannot be estimated since they are based upon the performance of the assets held by us. We have not commenced operations and have no prior performance. The amount of any subordinated incentive fee on income will be reported by us in our quarterly and annual financial statements filed with the SEC under the Exchange Act.

Type of Compensation	Determination of Amount	Estimated Amount for Maximum Offering (300,000,000 Shares)(1)
Pre-incentive fee net investment income does not include any realized capital gains, realized capital losses or unrealized capital appreciation or depreciation. For purposes of this fee, adjusted capital means cumulative gross proceeds generated from sales of our common stock (including proceeds from our distribution reinvestment plan) reduced for distributions from non-liquidating dispositions of our investments paid to stockholders and amounts paid for share repurchases pursuant to our share repurchase program. We will pay the Adviser a subordinated incentive fee on income for each quarter as follows:

•

No subordinated incentive fee on income is payable to the Adviser in any calendar quarter in which our pre-incentive fee net investment income does not exceed the preferred return rate of 1.75% or 7.00% annualized, or the “preferred return” on adjusted capital;

•

100% of our pre-incentive fee net investment income, if any, that exceeds the preferred return but is less than or equal to 2.0588% in any calendar quarter (8.24% annualized) is payable to the Adviser. This portion of the subordinated incentive fee on income is referred to as the “catch up” and is intended to provide the Adviser with an incentive fee of 15.0% on all of our pre-incentive fee net investment income when our pre-incentive fee net investment income reaches 2.0588% (8.24% annualized) in any calendar quarter; and

Type of Compensation	Determination of Amount	Estimated Amount for Maximum Offering (300,000,000 Shares)(1)

•

For any quarter in which our pre-incentive fee net investment income exceeds 2.0588% (8.24% annualized), the subordinated incentive fee on income equals 15.0% of the amount of our pre-incentive fee net investment income, as the preferred return and catch-up will have been achieved.

Investment Advisory and Management Services Agreement

•	The first paragraph under the subheading “Advisory Fees — Incentive Fees” in this section beginning on page 80 of the Prospectus is hereby deleted and replaced with the following:

The incentive fee consists of two parts. The first part, referred to as the subordinated incentive fee on income, is calculated and payable quarterly in arrears based on our “pre-incentive fee net investment income” for the immediately preceding quarter. The payment of the subordinated incentive fee on income is subject to payment of a preferred return to investors each quarter, expressed as a quarterly rate of return on adjusted capital at the beginning of the most recently completed calendar quarter, of 1.75% (7.00% annualized), subject to a “catch up” feature (as described below).

•	The material beginning immediately after the first two full paragraphs in this section on page 81 up until the last full paragraph on page 81 under the subheading “Advisory Fees—Incentive Fees” in this section is hereby deleted and replaced with the following:

Pre-incentive fee net investment income does not include any realized capital gains, realized capital losses or unrealized capital appreciation or depreciation. For purposes of this fee, adjusted capital means cumulative gross proceeds generated from sales of our common stock (including proceeds from our distribution reinvestment plan) reduced for distributions from non-liquidating dispositions of our investments paid to stockholders and amounts paid for share repurchases pursuant to our share repurchase program.

The calculation of the subordinated incentive fee on income for each quarter is as follows:

•	No subordinated incentive fee on income shall be payable to the Adviser in any calendar quarter in which our pre-incentive fee net investment income does not exceed the preferred return rate of 1.75% or 7% annualized, the “preferred return” on adjusted capital;
•	100% of our pre-incentive fee net investment income, if any, that exceeds the preferred return but is less than or equal to 2.0588% in any calendar quarter (8.24% annualized) shall be payable to the Adviser. This portion of the subordinated incentive fee on income is referred to as the “catch up” and is intended to provide the Adviser with an incentive fee of 15.0% on all of our pre-incentive fee net investment income when the pre-incentive fee net investment income reaches 2.0588% (8.24% annualized) in any calendar quarter; and
•	For any quarter in which our pre-incentive fee net investment income exceeds 2.0588% (8.24% annualized), the subordinated incentive fee on income shall equal 15.0% of the amount of our pre-incentive fee net investment income, as the preferred return and catch-up will have been achieved.

The following is a graphical representation of the calculation of the subordinated incentive fee on income:

Quarterly Subordinated Incentive Fee on Income

Pre-incentive fee net investment income
(expressed as a percentage of adjusted capital)

Percentage of pre-incentive fee net investment income allocated to income-related portion of incentive fee

•	The text under the sub-heading “Examples of Incentive Fee Calculation—Example 1: Income Related Portion of Incentive Fee(*)” in this section beginning on page 83 of the Prospectus is hereby deleted and replaced in its entirety with the following:

Alternative 1 — Assumptions

•	Investment income (including interest, dividends, fees, etc.) = 1.25%
•	Hurdle rate(1) = 1.75%
•	Management fee(2) = 0.25%
•	Other expenses (legal, accounting, custodian, transfer agent, etc.)(3) = 0.20%
•	Pre-incentive fee net investment income (investment income – (management fee + other expenses)) = 0.80%

Pre-incentive net investment income does not exceed hurdle rate, therefore there is no incentive fee.

Alternative 2 — Assumptions

•	Investment income (including interest, dividends, fees, etc.) = 2.25%
•	Hurdle rate(1) = 1.75%
•	Management fee(2) = 0.25%
•	Other expenses (legal, accounting, custodian, transfer agent, etc.)(3) = 0.20%
•	Pre-incentive fee net investment income (investment income – (management fee + other expenses)) = 1.80%

Pre-incentive net investment income exceeds hurdle rate, but does not fully satisfy the “catch-up” provision; therefore there is an income incentive fee payable by us to our Adviser.

Incentive fee	= 100% × pre-incentive fee net investment income, subject to the “catch-up”
= 100% × (1.80% – 1.75%)
= 0.05%

Alternative 3 — Assumptions

•	Investment income (including interest, dividends, fees, etc.) = 3.0%
•	Hurdle rate(1) = 1.75%
•	Management fee(2) = 0.25%
•	Other expenses (legal, accounting, custodian, transfer agent, etc.)(3) = 0.20%

•	Pre-incentive fee net investment income (investment income – (management fee + other expenses)) = 2.55%

Pre-incentive net investment income exceeds hurdle rate and fully satisfies the “catch-up” provision, therefore there is an income incentive fee payable by us to our Adviser.

Incentive fee	= 15% × pre-incentive fee net investment income, subject to “catch-up”
Incentive fee	= 100% × “catch-up” + (15% × (pre-incentive fee net investment income – 2.0588%))
Catch-up	= 2.0588% – 1.75% = 0.3088%
Incentive fee	= (100% × 0.3088%) + (15% × (2.55% – 2.0588%))
= 0.3088% + (15% × 0.4912%)
= 0.3088% + 0.0737%
= 0.38%

(1)	Represents 7% annualized hurdle rate.
(2)	Represents 1.0% annualized management fee.
(3)	Excludes organizational and offering expenses.
(4)	The “catch-up” provision is intended to provide our Adviser with an incentive fee of 15.0% on all of our pre-incentive fee net investment income as if a hurdle rate did not apply when our net investment income exceeds in any calendar quarter.
(*)	The hypothetical amount of pre-incentive fee net investment income shown is based on a percentage of total net assets.